GARZARELLI BALANCED FUND
------------------------
SCHEDULE OF INVESTMENTS
APRIL 30, 1997 (UNAUDITED)

NUMBER OF
SHARES                                                                VALUE
---------                                                             -----
          COMMON STOCK                                 49.3%

          COMPUTER HARDWARE                             2.5%
    120   Hewlett Packard Co.                                       $ 6,300
                                                                    -------

          COMPUTER SOFTWARE                             2.5%
    120   Computer Associates Intl., Inc.                             6,240
                                                                    -------

          DIVERSIFIED                                  12.5%
    400   S&P 500 Depositary Receipt                                 32,038
                                                                    -------

          DRUGS                                         3.1%
    100   Schering-Plough Corp.                                       8,000
                                                                    -------

          HOSPITAL MANAGEMENT                           2.3%
    230   Tenet Healthcare Corp.*                                     5,980
                                                                    -------

          LIFE INSURANCE                                2.4%
    150   Conseco, Inc.                                               6,206
                                                                    -------

          MACHINERY AND EQUIPMENT                       2.6%
    120   Applied Materials, Inc.*                                    6,585
                                                                    -------

          MAJOR REGIONAL BANKS                          4.8%
    100   Comerica, Inc.                                              5,850
     75   First Union Corp.                                           6,300
                                                                    -------
                                                                     12,150
                                                                    -------

          MULTILINE INSURERS                            2.6%
    120   Travelers, Inc.                                             6,645
                                                                    -------

          OIL - INTERNATIONAL INTEGRATED                2.5%
     60   Texaco, Inc.                                                6,330
                                                                    -------

          OIL AND GAS (DRILLING & EQUIPMENT)            2.1%
    300   Rowan Companies, Inc.*                                      5,400
                                                                    -------

NUMBER OF
SHARES                                                                VALUE
---------                                                             -----
          TELEPHONE                                     2.5%
    125   Nynex Corp.                                                $6,469
                                                                    -------

          TEXTILE - APPAREL MANUFACTURERS               4.6%
    125   Liz Claiborne, Inc.                                         5,656
     85   VF Corp.                                                    6,131
                                                                    -------
                                                                     11,787
                                                                    -------

          TOBACCO                                       2.3%
    150   Philip Morris Cos., Inc.                                    5,906
                                                                    -------

          Total Common Stock (cost $120,816)                        126,036
                                                                    -------

PRINCIPAL
AMOUNT
---------

          U.S. TREASURY NOTES                           9.4%

$25,000   5.25%, 1/31/01                                             23,988
                                                                    -------

          Total U.S. Treasury Notes (cost $23,852)                   23,988
                                                                    -------

          SHORT-TERM INVESTMENTS                       64.5%

165,071   UMB Bank, n.a., Money Market Fiduciary                    165,071
                                                                    -------

          Total Short-term Investments (cost $165,071)              165,071
                                                                    -------
          Total Investments (cost $309,739)           123.2%        315,095
                                                                    -------

          Liabilities, less
             Cash and Other Assets                   (23.2)%       (59,284)
                                                                    -------

          NET ASSETS                                  100.0%       $255,811
                                                                    =======

*Non-income producing security
See notes to the financial statements



GARZARELLI BALANCED FUND
------------------------
STATEMENT OF ASSETS AND LIABILITIES
April 30, 1997 (Unaudited)

ASSETS:
Investments at value (cost $309,739)                $315,095
Deferred organizational costs                         88,570
Prepaid expenses                                      45,278
Receivable for investments sold                       30,873
Dividends and interest receivable                        564
                                                    --------

Total Assets                                         480,380
                                                    --------

LIABILITIES:
Payable for investments purchased                     90,576
Accrued expenses                                      68,830
Payable to Adviser                                    65,163
                                                    --------

Total Liabilities                                    224,569
                                                    --------

Net Assets                                          $255,811
                                                    ========

NET ASSETS CONSIST OF:
Capital stock                                       $249,600
Undistributed net investment income                      222
Undistributed net realized gain on investments           633
Net unrealized appreciation on investments             5,356
                                                    --------

Net Assets                                          $255,811
                                                    ========

CAPITAL STOCK, UNLIMITED AUTHORIZATION
Issued and outstanding                                24,824

NET ASSET VALUE, REDEMPTION PRICE
AND OFFERING PRICE PER SHARE                          $10.31
                                                    ========

See Notes to the Financial Statements



GARZARELLI BALANCED FUND
------------------------
STATEMENT OF OPERATIONS
FOR THE PERIOD MARCH 31, 1997 TO APRIL 30, 1997 (UNAUDITED)

INVESTMENT INCOME:
Dividends                                                $38
Interest                                                 329
                                                    --------
                                                         367
                                                    --------

EXPENSES:
Fund administration and accounting fees                5,162
Federal and state registration fees                    3,827
Shareholder servicing fees                             3,197
Reports to shareholders                                2,829
Trustees' fees                                         2,338
Legal fees                                             1,592
Other                                                  1,538
Amortization of organizational costs                   1,430
Audit fees                                               777
Custody fees                                             320
Investment advisory fees                                  86
                                                    --------

Total expenses before reimbursement and waiver        23,096
Reimbursement and waiver of expenses by adviser     (22,951)
                                                    --------

Net expenses                                             145
                                                    --------

NET INVESTMENT INCOME                                    222
                                                    --------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments                         633
Net unrealized appreciation on investments             5,356
                                                    --------

Net gain on investments                                5,989
                                                    --------

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                       $6,211
                                                    ========

See Notes to the Financial Statements



GARZARELLI BALANCED FUND
------------------------
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD MARCH 31, 1997 TO APRIL 30, 1997 (UNAUDITED)

OPERATIONS:
Net investment income                                   $222
Net realized gain on investments                         633
Net unrealized appreciation on investments             5,356
                                                    --------

Net increase in net assets resulting
   from operations                                     6,211
                                                    --------

CAPITAL SHARE TRANSACTIONS:
Proceeds from 14,824 shares sold                     149,600
                                                    --------

TOTAL INCREASE IN NET ASSETS                         155,811

NET ASSETS:
Beginning of period                                  100,000
                                                    --------
End of period                                       $255,811
                                                    ========

See Notes to the Financial Statements



THE GARZARELLI BALANCED FUND
----------------------------
FINANCIAL HIGHLIGHTS (Unaudited)

                                                MARCH 31,1997<F1>
                                                 TO APRIL 30,1997

Net asset value, beginning of period                  $10.00

Income from investment operations:
Net investment income                                   0.01
Net realized and unrealized gains
   on securities                                        0.30
                                                    --------

Total from investment operations                        0.31
Net asset value, end of period                        $10.31
                                                    ========

Total return<F2>                                       3.10%

Supplemental data and ratios:
Net assets, end of period                           $255,811
Ratio of net expenses to average
   net assets<F3><F4>                                  1.25%
Ratio of net investment income to
   average net assets<F3><F4>                          1.92%

Portfolio turnover rate                               41.16%
Average commission rate paid on portfolio
   investment transactions                           $0.0912

<F1> Commencement of operations
<F2> Not annualized.
<F3> Annualized.
<F4> Net of reimbursements and waivers. Without reimbursements and waivers, the ratio of net expenses to average net assets would have been 199.56%.

See Notes to the Financial Statements




                            GARZARELLI BALANCED FUND
                       NOTES TO THE FINANCIAL STATEMENTS
                                 APRIL 30, 1997


(1)  Organization
     ------------
     The Garzarelli Funds (the "Trust") was organized in October 1, 1996 as a Delaware Business Trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. The only series presently authorized is the Garzarelli Balanced Fund (the "Fund").

(2)  Significant Accounting Policies
     -------------------------------
     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

     (a)  Investment Valuation
          Securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter trade prices. Securities for which there were no transactions are valued at the closing bid prices. Debt securities (other than short-term instruments) are valued at prices furnished by a pricing service. Debt instruments maturing within 60 days are valued by the amortized cost method. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by Garzarelli Investment Management, LLC (the "Adviser") pursuant to guidelines established by the Board of Trustees.

     (b)  Organization Costs
          Costs incurred by the Fund in connection with its organization, registration and the initial public offering of shares have been deferred and will be amortized over the period of benefit, but not to exceed five years from the date upon which the Fund commenced its investment activities. If any of the original shares of the Fund purchased by the initial shareholder are redeemed by any holder thereof prior to the end of the amortization period, the redemption proceeds will be reduced by the pro rata share of the unamortized costs as of the date of redemption. The pro rata share by which the proceeds are reduced will be derived by dividing the number of original shares of the Fund being redeemed by the total number of original shares outstanding at the time of redemption.

     (c)  Federal Income and Excise Taxes
          No provision for federal income taxes has been made since the Fund has complied to date with the provisions of the Internal Revenue Code available to regulated investment companies and intends to continue to so comply in future years.

     (d)  Distributions to Shareholders
          Dividends from net investment income will be declared and paid annually. Distributions of net realized gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principals. As of April 30, 1997 there were no such reclassifications.

     (e)  Securities Transactions and Investment Income
          Investment transactions are accounted for on the trade date plus one. The fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Acquisition and market discounts will be amortized over the life of the security.

(3)  Investment Transactions
     -----------------------
     The aggregate purchases and sales of securities, excluding short-term investments and U.S. government obligations, for the Fund for the period March 31, 1997 to April 30, 1997 are summarized below:

     Purchases                        $174,884
     Sales                            $ 30,873

     At April 30, 1997, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes of $309,739 were as follows:

     Appreciation                       $5,493
     Depreciation                         (137)
                                        ------
     Net appreciation on investments    $5,356
                                        ======

(4)  Investment Adviser
     ------------------
     The Fund has an agreement with the Adviser, with whom certain officers and Trustees of the Fund are affiliated, to furnish investment advisory services to the Fund. Under the terms of this agreement, the Adviser is compensated at 0.75% of average daily net assets of the Fund. The Adviser has agreed to voluntarily reduce its fees for expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) that exceed the annual expense limitation of 1.25% of average net assets for the Fund during the first twelve months of operations. In addition to waiving its fee the Adviser has also agreed to reimburse the Fund for any expenses that exceed 1.25% of average net assets. During the period ended April 30, 1997, the Adviser waived and reimbursed the Fund for expenses totaling $22,951. As of April 30, 1997, Elaine Garzarelli, Chairperson of both the Adviser and the Fund, controlled either directly or indirectly 40.3% of the outstanding shares.

(5)  Sub-Adviser
     -----------
     The Adviser has entered into an agreement with Affinity Investment Advisors, Inc. (the "Sub-Adviser") to serve as the Fund's portfolio manager, subject to the Adviser's supervision. Under the terms of the agreement, the Sub-Adviser is compensated by the Adviser at 12% of the Adviser's fees, net of any fees waived by the Adviser.

(6)  Service and Distribution Plan
     -----------------------------
     The Trust has entered into a distribution agreement with Sunstone Distribution Services, LLC, (the "Distributor"), an affiliate of Sunstone Financial Group, Inc., (the "Administrator") and Sunstone Investor Services, LLC, (the "Transfer Agent"). Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service and Distribution Plan (the "Plan"). Under the Plan, the Fund is authorized to pay expenses incurred for the purpose of financing activities, including the employment of other dealers, intended to result in the sale of shares of the Fund at an annual rate of up to 0.25% of the Fund's average daily net assets. As of April 30, 1997 there have not been any payments made under the Plan.